UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22189
OOK, Inc.

(Exact name of registrant as specified in charter)

One Leadership Square, Suite 200 211 North Robinson Oklahoma City, OK	73102

(Address of principal executive offices)	(Zip code)
Keith D. Geary
One Leadership Square, Suite 200
211 North Robinson
Oklahoma City, OK 73102

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-405-235-5757
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
OOK, Inc.
Schedule of Investments
March 31, 2010 (Unaudited)

Number		Fair
of Shares		Value

	Common Stock—99.5%
	Building Products—1.1%
1,651	AAON, Inc.	$37,346

	Chemicals—0.9%
2,027	LSB Industries, Inc. *	30,891

	Commercial Banks—6.4%
1,531	BancFirst Corp.	64,164

2,623	BOK Financial Corp.	137,550
1,524	Southwest Bancorp, Inc.	12,604

		214,318

	Diversified Consumer Services—1.2%
1,018	Pre-Paid Legal Services, Inc. *	38,531

	Energy Equipment & Services—9.6%
2,704	Bronco Drilling Co., Inc. *	12,709

3,778	Helmerich & Payne, Inc.	143,866

2,424	Matrix Service Co. *	26,082

3,317	Unit Corp. *	140,243

		322,900

	Gas Utilities—4.1%
3,044	ONEOK, Inc.	138,959

	Hotels, Restaurants & Leisure—2.0%
5,982	Sonic Corp. *	66,101

	Household Products—0.4%
707	Orchids Paper Products Co. *	11,630

	Multi-Utilities—4.2%
3,627	OGE Energy Corp.	141,235

	Oil, Gas & Consumable Fuels—67.7%
4,900	Alliance Holdings GP LP *	158,074
3,377	Alliance Resource Partners LP *	141,530
2,906	Arena Resources, Inc. *	97,060
11,258	Chesapeake Energy Corp.	266,139
5,605	Continental Resources, Inc. *	238,493
3,985	Devon Energy Corp.	256,754
3,451	GMX Resources, Inc. *	28,367
4,517	Gulfport Energy Corp. *	50,771
2,997	Magellan Midstream Partners LP *	142,447
2,573	ONEOK Partners LP *	157,648
937	Panhandle Oil and Gas, Inc.	22,141
18,511	SandRidge Energy, Inc. *	142,535

OOK, Inc.
Schedule of Investments
March 31, 2010 (Unaudited)

Number		Fair
of Shares		Value

	Oil, Gas & Consumable Fuels—67.7% (continued)
11,070	Williams Cos., Inc.	$255,717
4,745	Williams Partners LP *	190,891
4,023	Williams Pipeline Partners LP *	121,696

		2,270,263

	Road & Rail—1.9%
2,027	Dollar Thrifty Automotive Group, Inc. *	65,128

	Total Investments
	(Cost $3,196,382)—99.5% (a)	3,337,302
	Other Assets in Excess of Liabilities—0.5%	18,373

	Net Assets—100.0%	$3,355,675

*	Non-Income producing security.

(a)	At March 31, 2010, the aggregate cost of investments for Federal income tax purposes was $3,196,382. The net unrealized appreciation was $140,920 which consisted of aggregate gross unrealized appreciation of $286,916 and aggregate gross unrealized depreciation of $145,996.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Fair Value Measurement
The Fund utilized various inputs in determining the value of the Fund investments. These inputs are summarized in the three broad levels as follows:
Level 1 — Quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund investments at March 31, 2010:

Assets	Level 1	Total
Common Stocks	$3,337,302	$3,337,302
For the period ended March 31, 2010 the Fund did not hold any Level 2 or Level 3 securities. Please refer to the schedule of investments to view common stocks classified by industry type.

Item 2. Controls and Procedures.
(a)	The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) OOK, Inc.
By:	/s/ Keith D. Geary
Keith D. Geary
Director, Chairman and CEO

Date: May 20, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Keith D. Geary
Keith D. Geary
Director, Chairman and CEO

Date: May 20, 2010

By:	/s/ Gary Pinkston
Gary Pinkston
Vice President, Principal Financial and Accounting Officer, and Secretary

Date: May 20, 2010